Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OPERATING ACTIVITIES
Loss before taxation	¥ (482,247)	$ (73,907)	¥ (112,617)	¥ (7,013)
Amortization of prepaid lease payments	0	0	0	9,425
Depreciation of property, plant and equipment	130,798	20,046	136,572	146,075
Depreciation of right-of-use assets	9,425	1,444	9,425	0
Impairment charge on property, plant and equipment	54,000	8,276	0	0
Release of deferred income	(796)	(122)	(797)	(797)
Finance costs	24,362	3,734	24,435	23,210
Interest income	(10,453)	(1,602)	(11,894)	(11,931)
Loss on disposal of property, plant and equipment	1,794	275	574	18,512
Operating cash flows before movements in working capital	(273,117)	(41,856)	45,698	177,481
Decrease in inventories	39,290	6,021	42,470	5,923
Decrease (increase) in trade and other receivables and prepayments	(29,726)	(4,556)	180,988	125,952
Increase (decrease) in trade and other payables and accruals	74,549	11,425	(208,572)	(13,472)
Cash generated from (used in) operations	(189,004)	(28,966)	60,584	295,884
Interest received	10,535	1,615	11,936	11,651
PRC income tax paid	(982)	(150)	(9,571)	(17,268)
NET CASH FROM (USED IN) OPERATING ACTIVITIES	(179,451)	(27,501)	62,949	290,267
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(44,192)	(6,773)	(15,218)	(11,180)
Deposits paid for acquisition of property, plant and equipment	(23,004)	(3,525)	(153,568)	0
Withdrawal of pledged bank deposits	0	0	18,600	7,900
Placement of pledged bank deposits	(11,100)	(1,701)	0	(6,200)
Proceeds on disposal of property, plant and equipment	503	77	54	11,142
Placement of fixed bank deposits with maturity periods over three months	(580,000)	(88,889)	(580,000)	(580,000)
Withdrawal of fixed bank deposits with maturity periods over three months	580,000	88,889	580,000	580,000
NET CASH FROM (USED IN) INVESTING ACTIVITIES	(77,793)	(11,922)	(150,132)	1,662
FINANCING ACTIVITIES
New bank borrowings raised	558,000	85,517	558,000	473,000
Repayment of bank borrowings	(558,000)	(85,517)	(473,000)	(558,000)
Advance from a shareholder	3,989	611	6,711	1,865
Repayment to a shareholder	(14,546)	(2,229)	(6,065)	(696)
Interest paid	(24,382)	(3,737)	(24,323)	(24,477)
NET CASH (USED IN) FROM FINANCING ACTIVITIES	(34,939)	(5,355)	61,323	(108,308)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(292,183)	(44,778)	(25,860)	183,621
Effect of foreign exchange rate	1,633	250	(550)	(1,983)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	906,840	138,979	933,250	751,612
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	¥ 616,290	$ 94,451	¥ 906,840	¥ 933,250